Property, Equipment And Software - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	¥ 13.8	¥ 12.7	¥ 9.8